Subordinated liabilities	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.

	Barclays Bank Group
	2024	2023
	£m	£m
At amortised cost
As at 1 January	35,903	38,253
Issuances	11,222	5,986
Redemptions	(5,067)	(7,431)
Other	(183)	(905)
As at 31 December	41,875	35,903

Designated at fair value (Note 15)	537	579
Total subordinated liabilities	42,412	36,482
Issuances of £11,222m comprise £9,867m intra-group loans from Barclays PLC, £1,276m EUR 4.973% Fixed Rate Resetting Tier2
Subordinated Callable Notes issued to Barclays PLC and £79m USD Floating Rate Notes  issued externally by a Barclays Bank PLC subsidiary.
Redemptions of £5,067m comprise £4,963m intra-group loans from Barclays PLC, £78m USD Floating Rate Notes and £26m JPY Floating
Rate Notes issued externally by a Barclays Bank PLC subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2024	2023
	£m	£m
Undated subordinated liabilities	134	143
Dated subordinated liabilities	42,278	36,339
Total subordinated liabilities	42,412	36,482
None of the Barclays Bank Group’s subordinated liabilities are secured.

Undated subordinated liabilities[1]		Barclays Bank Group
		2024	2023
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Undated Notes
6.125% Undated Subordinated Notes	2027	35	35
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	40	44
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	59	64
Total undated subordinated liabilities		134	143
Note
          1  Instrument values are disclosed to the nearest million.
Undated subordinated liabilities
Undated subordinated liabilities are issued by Barclays Bank PLC for the development and expansion of their businesses and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:
Subordination
All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities.
Interest
All undated subordinated liabilities bear a fixed rate of interest until the initial call date.
After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes will bear interest at rates fixed periodically in advance for five-year periods based on market rates. After the initial call date, in the event that they are not redeemed, all other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on market rates.
Payment of interest
Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays
Bank PLC. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC paid interest on each of its Undated Notes, Bonds and Loans.
No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.
Repayment
All undated subordinated liabilities are repayable at the option of Barclays Bank PLC in whole at the initial call date and on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank
PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Other
All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities[1]			Barclays Bank Group

			2024	2023
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
5.75% Fixed Rate Subordinated Notes		2026	279	282
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	76	84
6.33% Subordinated Notes (GBP 50m)		2032	45	48
Subordinated Floating Rate Notes (EUR 68m)		2040	56	59
External issuances by other subsidiaries		2033	623	649
Barclays Bank PLC notes issued intra-group to Barclays PLC
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	117
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,051	1,019
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	810	816
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	920	898
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,008	1,030
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	941	931
4.973% Fixed Rate Resetting Tier2 Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,320	—
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,573	1,609
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,130	1,180
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m)	2033	2034	655	672
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	586	619
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	408	445
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	556	636
Floating Rate Subordinated Notes (USD 456m)		2047	370	365
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			3,457	5,632
Various Subordinated Floating Rate Loans			334	458
Various Fixed Rate Subordinated Callable Loans			24,401	17,841
Various Subordinated Floating Rate Callable Loans			1,025	370
Zero Coupon Callable Loans		2052	537	579
Total dated subordinated liabilities			42,278	36,339
        Note
1  Instrument values are disclosed to the nearest million.
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Currency and maturity
In addition to the individual dated subordinated liabilities listed in the Barclays Bank Group table, the £29,754m (2023: £24,880m) of intra-
group loans is made up of various fixed, fixed to floating rate, floating and zero coupon loans from Barclays PLC with notional amounts denominated in USD 28,275m, EUR 7,230m, GBP 502m, JPY 159,700m, AUD 1,390m, NOK 220m, CAD 450m and CHF 260m, with maturities ranging from 2025 to 2052. Certain intra-group loans have a call date one year prior to their maturity.
Subordination
All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against Barclays
Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of Barclays Bank PLC equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates.
Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date or maturity as applicable. After the call date (where relevant), in the event that the notes or loans are not redeemed, the interest rate will be reset to either a fixed or floating rate until maturity based on market rates.
No interest is paid on zero coupon notes.
Repayment
Those subordinated liabilities with a call date are repayable at the option of Barclays Bank PLC on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole, or otherwise on maturity. The remaining dated subordinated liabilities outstanding at 31 December 2024 are redeemable only on maturity, subject, in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or to certain changes in legislation or regulations.
Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE or, in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.